UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Windcrest Discovery Investments LLC

Address:  122 East 42nd Street, 47th Floor
          New York, New York 10168

13F File Number: 028-11649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   James Gellert
Title:  Managing Member
Phone:  212 599 4300


Signature, Place and Date of Signing:

/s/  James Gellert              New York, New York           August 10, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total: $199,204
                                       (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE


                                                    FORM 13F INFORMATION TABLE

                                                           MARKET VALUE  SHARE     SH/  PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
 NAME OF ISSUER             TITLE OF CLASS         CUSIP   (USD)(X$1000) PRN AMT   PRN  CALL DISCRETION  MGR     SOLE   SHARED  NONE
ACXIOM CORP                      COM             005125109      793       31,700    SH          SOLE             31,700
AMERIGROUP CORP                  COM             03073T102    4,942      159,200    SH          SOLE            159,200
AMSURG CORP                      COM             03232P405    2,257       99,199    SH          SOLE             99,199
ANNTAYLOR STORES CORP            COM             036115103    4,030       92,900    SH          SOLE             92,900
ASSURANT INC                     COM             04621X108    9,336      192,900    SH          SOLE            192,900
BARNES & NOBLE INC               COM             067774109    6,771      185,500    SH          SOLE            185,500
BRIGHT HORIZON FAMILY SOLUTI     COM             109195107    6,136      162,800    SH          SOLE            162,800
CAVCO INDS INC DEL               COM             149568107    6,338      142,629    SH          SOLE            142,629
CENTENE CORP DEL                 COM             15135B101    5,311      225,700    SH          SOLE            225,700
CIMAREX ENERGY CO                COM             171798101    9,069      210,900    SH          SOLE            210,900
COMFORT SYS USA INC              COM             199908104    7,038      492,500    SH          SOLE            492,500
CORINTHIAN COLLEGES INC          COM             218868107    4,566      318,000    SH          SOLE            318,000
EDUCATE INC                      COM             28138P100    5,013      654,400    SH          SOLE            654,400
ENDO PHARMACEUTICALS HLDGS I     COM             29264F205    1,689       51,200    SH          SOLE             51,200
FORWARD AIR CORP                 COM             349853101    6,802      167,000    SH          SOLE            167,000
ICU MED INC                      COM             44930G107    6,104      144,500    SH          SOLE            144,500
ITT EDUCATIONAL SERVICES INC     COM             45068B109    4,778       72,600    SH          SOLE             72,600
INDUSTRIAL DISTR GROUP INC       COM             456061100    2,073      234,751    SH          SOLE            234,751
JACKSON HEWITT TAX SVCS INC      COM             468202106    7,232      230,700    SH          SOLE            230,700
KNIGHT TRANSN INC                COM             499064103    4,323      214,000    SH          SOLE            214,000
KRONOS INC                       COM             501052104    7,256      200,400    SH          SOLE            200,400
LAUREATE EDUCATION INC           COM             518613104    5,700      133,700    SH          SOLE            133,700
LIFETIME BRANDS INC              COM             53222Q103    5,251      242,304    SH          SOLE            242,304
LINCOLN EDL SVCS CORP            COM             533535100    5,326      311,631    SH          SOLE            311,631
MICROVISION INC DEL              W EXP 05/26/201 594960155       34       61,500    SH          SOLE             61,500
MOLECULAR DEVICES CORP           COM             60851C107    3,114      101,900    SH          SOLE            101,900
MOLINA HEALTHCARE INC            COM             60855R100    5,571      146,400    SH          SOLE            146,400
NCI BUILDING SYS INC             COM             628852105    3,562       67,000    SH          SOLE             67,000
NATIONAL MED HEALTH CARD SYS     COM NEW         636918302    5,344      387,265    SH          SOLE            387,265
OWENS & MINOR INC NEW            COM             690732102    7,510      262,600    SH          SOLE            262,600
POWER INTEGRATIONS INC           COM             739276103    2,489      142,400    SH          SOLE            142,400
RETAIL VENTURES INC              COM             76128Y102    8,867      497,600    SH          SOLE            497,600
SCANSOURCE INC                   COM             806037107    5,970      203,600    SH          SOLE            203,600
TEAM INC                         COM             878155100    5,360      213,975    SH          SOLE            213,975
TECHTEAM GLOBAL INC              COM             878311109    1,761      192,500    SH          SOLE            192,500
TITAN INTL INC ILL               COM             88830M102    5,529      295,500    SH          SOLE            295,500
WASHINGTON GROUP INTL INC        COM NEW         938862208    5,067       95,000    SH          SOLE             95,000
XANSER CORP                      COM             98389J103    1,088      215,500    SH          SOLE            215,500
ASSURED GUARANTY LTD             COM             G0585R106    5,795      228,400    SH          SOLE            228,400
MAX RE CAPITAL LTD  HAMILTON     SHS             G6052F103    4,009      183,565    SH          SOLE            183,565


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